Income Taxes - Detail of Income (Loss) before Taxes by Geography (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income (Loss) from Continuing Operations before Income Taxes, Noncontrolling Interest [Abstract]
United States	$ 91.6	$ (40.4)	$ (665.1)
Foreign	9.7	6.7	6.5
Noncontrolling interests	61.4	66.0	62.8
Income (loss) before income taxes	$ 162.7	$ 32.3	$ (595.8)